INCOME TAX EXPENSE (RECOVERY)	12 Months Ended
Dec. 31, 2018
INCOME TAX EXPENSE (RECOVERY)
INCOME TAX EXPENSE (RECOVERY)

17.           INCOME TAX EXPENSE (RECOVERY)

The following table shows the components of the current and deferred tax expense:

	Years ended December 31,
	2018	2017
Current tax expense (recovery)
Current period	$137.8	$63.2
Adjustment for prior periods	(7.9)	(10.0)

Deferred tax expense (recovery)
Origination and reversal of temporary differences	55.8	(83.0)
Impact of changes in tax rate	(0.1)	(0.1)
Change in unrecognized deductible temporary differences	(35.6)	7.5
Recognition of previously unrecognized tax losses	(11.2)	(0.8)
Total tax expense (recovery)	$138.8	$(23.2)

In 2017 the Company recognized a net income tax benefit of $93.4 million due to the enactment of U.S. Tax Reform legislation passed on December 22, 2017. The 2017 net benefit included a benefit of $124.4 million in respect of the collectability of the Alternative Minimum Tax (“AMT”) credit, which was partially offset by the write-down of the net deferred tax assets to reflect the reduction in the U.S. corporate tax rate from  35% to 21% beginning January 1, 2018.

Further guidance on the implementation and application of the U.S. Tax Reform legislation was released during 2018. The IRS released guidance that the AMT refunds would no longer be subject to sequestration for taxation years commencing after December 31, 2017. The Company recognized an additional $8.7 million income tax benefit in 2018 as a result.

Further guidance on the implementation and application of the U.S. Tax Reform legislation will be forthcoming in regulations to be issued by the Department of the Treasury, legislation or guidance for the states in which the Company operates, and directions from the Office of Management and Budget. Such legislation, regulations, directions, and additional guidance may require changes to the estimated net benefit recorded and the impact of such changes will be accounted for in the period in which the legislation, regulations, directions, and additional guidance are enacted or released by the relevant authorities.

The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate is as follows:

	2018	2017
Combined statutory income tax rate	26.5%	26.5%

Increase (decrease) resulting from:
Mining taxes	8.0%	5.0%
Percentage of depletion	(3.4)%	0.0%

Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	42.1%	(19.1)%
Change in unrecognized deferred tax assets	59.2%	30.4%
Under (over) provided in prior periods	(34.4)%	(8.9)%
Income not subject to tax	(17.1)%	(3.0)%
Effect of non-deductible impairment/(reversals)	0.2%	(17.6)%
Enacted rate change	0.0%	0.1%
Accounting expenses disallowed for tax	17.8%	9.8%
Taxes on repatriation of foreign earnings	12.4%	3.8%
AMT credit receivable due to US Tax Reform	(7.8)%	(29.7)%
Other	19.1%	(2.8)%
Effective tax rate	122.6%	(5.5)%

i.            Deferred income tax

The following table summarizes the components of deferred income tax:

	December 31,	December 31,
	2018	2017
Deferred tax assets
Accrued expenses and other	$39.5	$28.3
Property, plant and equipment	25.5	43.3
Reclamation and remediation obligations	69.5	50.2
Inventory capitalization	4.3	3.4
Non-capital loss	19.3	6.2
	158.1	131.4
Deferred tax liabilities
Accrued expenses and other	2.4	4.9
Property, plant and equipment	340.2	316.8
Inventory capitalization	35.7	32.0
Deferred tax liabilities - net	$220.2	$222.3

For balance sheet disclosure purposes, deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax liabilities:

	December 31,	December 31,
	2018	2017
Balance at the beginning of the period	$222.3	$296.2
Recognized in profit/loss	8.9	(76.4)
Recognized in OCI	(11.1)	(0.8)
Other	0.1	3.3
Balance at the end of the period	$220.2	$222.3

ii.           Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, as at December 31, 2018 is $6.7 billion (December 31, 2017 - $6.5 billion).

Deferred tax assets have not been recognized in respect of the following items:

	December 31,	December 31,
	2018	2017
Deductible temporary differences	$746.4	$777.0
Tax losses	551.2	505.4

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.

iii.           Non-capital losses (not recognized)

The following table summarizes the Company’s non-capital losses that can be applied against future taxable profit:

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$801.0	2019 - 2038
United States(a)	Net operating losses	66.1	2019 - 2037
Chile	Net operating losses	206.4	No expiry
Brazil	Net operating losses	35.7	No expiry
Barbados	Net operating losses	927.8	2019-2025
Mauritania	Net operating losses	70.8	2019 - 2023
Other	Net operating losses	60.4	Various

(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.